Securities	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The bank’s fair value through profit or loss (FVTPL) securities of $13,682 million ($14,210 million as at October 31, 2021) are comprised of $3,937 million mandatorily measured at fair value and $9,745 million investment securities held by insurance subsidiaries designated at fair value ($3,038 million and $11,172 million, respectively, as at October 31, 2021).
Our fair value through other comprehensive income (FVOCI) securities totalling $37,879 million ($63,123 million as at October 31, 2021), are net of an allowance for credit losses of $2 million ($2 million as at October 31, 2021).
Amortized cost securities totalling $101,658 million ($49,970 million as at October 31, 2021), are net of an allowance for credit losses of $3 million ($2 million as at October 31, 2021).
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	April 30, 2022						October 31, 2021
	Cost/	Gross	Gross		Cost/	Gross	Gross
	Amortized cost	unrealized gains	unrealized losses	Fair value	Amortized cost	unrealized gains	unrealized losses	Fair value

Issued or guaranteed by:
Canadian federal government	8,356	4	243	8,117	13,087	62	84	13,065
Canadian provincial and municipal governments	3,261	2	88	3,175	2,973	29	15	2,987
U.S. federal government	7,112	4	432	6,684	21,041	282	297	21,026
U.S. states, municipalities and agencies	4,138	12	84	4,066	4,034	85	5	4,114
Other governments	5,908	6	86	5,828	6,476	55	29	6,502
National Housing Act (NHA) mortgage-backed securities (MBS)	495	77	84	488	1,122	6	3	1,125
U.S. agency MBS and collateralized mortgage obligations (CMO)	5,648	1	124	5,525	10,894	151	34	11,011
Corporate debt	3,961	11	127	3,845	3,147	34	20	3,161
Corporate equity	120	31	-	151	103	29	-	132
Total	38,999	148	1,268	37,879	62,877	733	487	63,123
  Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2022	April 30, 2021	April 30, 2022	April 30, 2021
FVOCI - Debt	94	121	190	252
Amortized cost	300	102	472	208
Total	394	223	662	460
Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2022	April 30, 2021	April 30, 2022	April 30, 2021
FVTPL securities	95	86	197	176
FVOCI securities - realized gains (losses) (1)	(9)	25	27	37
Impairment losses	-	-	-	-
Securities gains other than trading	86	111	224	213
(1) Gains (losses) are net of (losses) gains on hedge contracts.
Interest income and gains (losses) on securities held in our Insurance business are recorded in non-interest
revenue, insurance
revenues
, in our Consolidated Statement of Income. These include:
●
Interest income of $95 million and $190 million for the three and six months ended April 30, 2022 respectively, calculated using the effective interest method ($91 million and $187 million for the three and six months ended April 30, 2021, respectively);

●
Gains (losses) from securities designated as FVTPL of $(1,111) million and $(1,354)

million for the three and six months ended April 30, 2022, respectively ($(572) million and $(337) million for the three and six months ended April 30, 2021, respectively); and

●
Realized gains from FVOCI securities of $nil million and $nil million for the three and six months ended April 30, 2022, respectively ($nil million and $1 million for the three and six months ended April 30, 2021, respectively).